Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,227,191,482.05
Previously Paid Amount	0.00
Total Fee Amount	187,883.02
Total Offset Amount	0.00
Net Fee	$ 187,883.02